Business Combinations - Fair value of Asset Acquired and Liabilities Assumed (Detail) - PlainsCapital Bank $ in Thousands	Jun. 24, 2016 USD ($)
Business Acquisition [Line Items]
Cash and cash equivalents	$ 31,889
Premises and equipment, net	4,210
Core deposit intangible	642
Total assets	36,741
Deposits	36,696
Other liabilities	45
Total liabilities	$ 36,741